Revenues - Summary of Detailed Information about Revenue Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Detailed Information About Revenue [Line Items]
Total revenues	¥ 320,078	$ 45,082	¥ 92,814	¥ 33,453
Charging services revenues
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	129,107		82,590	29,607
Energy solutions revenues
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	187,260		8,115	2,989
New initiatives revenues
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	¥ 3,711		¥ 2,109	¥ 857